Short-term investments - Schedule of Short-Term Investments (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Short-term investments		$ 138,915	$ 181,960
Time deposits [Member]
Schedule of Investments [Line Items]
Short-term investments		118,779	38,829
Investments in financial instruments [Member]
Schedule of Investments [Line Items]
Short-term investments	[1]	$ 20,136	$ 143,131

[1]	the investments were issued by commercial banks in the PRC with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.